Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration Risk

Note 10 - Concentration Risk

Cash and cash equivalents.

We maintain deposits in banks in amounts that might exceed the federal deposit insurance available. Management believes the potential risk of loss on these cash and cash equivalents to be minimal. All cash balances as of June 30, 2022 and December 31, 2021, including foreign subsidiaries, without FDIC coverage were $0.03 million and $0.04 million, respectively.

Revenue.

Historically, a significant portion of our revenue was derived from the Rich Dad brands, as a result of contracts with students entered into prior to the expiration, in 2019, of our License Agreement with Rich Dad Operating Company, LLC. For the three months and six months ended June 30, 2022, there was no revenue from Rich Dad brands. For the three months ended June 30, 2021, Rich Dad brands provided 67.59% of our revenue and 59.6% of revenue for the six months ended June 30, 2021. In addition, we have operations in North America, United Kingdom and Other foreign markets (see Note 11 — Segment Information).

The License Agreement with Rich Dad Operating Company, LLC pursuant to which we licensed the Rich Dad Education brand expired on September 30, 2019. Notwithstanding the expiration of the License Agreement, the Company may continue to use Licensed Intellectual Property, as defined in the License Agreement, including, but not limited to, the Rich Dad trademark and stylized logo, for the purpose of honoring and fulfilling orders by its customers in existence as of the date of the expiration of the Agreement.

Note 3-Concentration Risk

Cash and Cash Equivalents

We maintain deposits in banks which may exceed the federal deposit insurance available. Management believes the potential risk of loss on these cash and cash equivalents to be minimal. All cash balances as of December 31, 2021 and 2020, including foreign subsidiaries, without FDIC coverage was $0.0 and $0.8 million, respectively.

Revenue

A significant portion of our revenue was derived from the Rich Dad brands. For the years ended December 31, 2021 and 2020, Rich Dad brands provided 55.8% and 70.7%, respectively, of our revenue. In addition, we have operations in North America, United Kingdom and Other foreign markets (See Note 15 “Segment Information”).

The License Agreement with Rich Dad Operating Company, LLC pursuant to which we licensed the Rich Dad Education brand expired on September 30, 2019. Notwithstanding the expiration of the License Agreement, the Company may continue to use Licensed Intellectual Property, as defined in the License Agreement, including, but not limited to, the Rich Dad trademark and stylized logo, for the purpose of honoring and fulfilling orders by its customers in existence as of the date of the expiration of the Agreement.